Earnings Per Unit	12 Months Ended
Dec. 31, 2018
Earnings Per Unit
Earnings Per Unit

19. Earnings Per Unit

        The Partnership calculates earnings per unit by allocating reported profit for each period to each class of units based on the distribution policy for available cash stated in the Partnership Agreement as generally described in Note 5 above.

        In the three years ended December 31, 2018, the Partnership completed equity offerings of common units and issued general partner units to its general partner in order for GasLog to retain its 2.0%, as presented in Note 5. Also, on May 16, 2017, the subordination period expired and consequently all 9,822,358 subordinated units held by GasLog converted into common units on a one-for-one basis (Note 5).

        Basic earnings per unit is determined by dividing profit for the year reported at the end of each period after deducting preference unit distributions by the weighted average number of units outstanding during the period. Diluted earnings per unit is calculated by dividing the profit of the period attributable to common unitholders by the weighted average number of potential ordinary common units assumed to have been converted into common units, unless such potential ordinary common units have an antidilutive effect.

	For the year ended December 31,
	2016	2017	2018
Profit for the year	99,709	134,745	115,513
Less:
Profit attributable to GasLog's operations*	(22,439)	(40,628)	(12,916)

Partnership's profit	77,270	94,117	102,597

Adjustment for:
Paid and accrued preference unit distributions	—	(7,749)	(22,498)

Partnership's profit attributable to:	77,270	86,368	80,099

Common unitholders	49,886	76,347	75,879
Subordinated unitholders**	21,049	5,085	N/A
General partner	1,545	1,728	1,602
Incentive distribution rights***	4,790	3,208	2,618
Weighted average units outstanding (basic)
Common units	22,934,380	36,493,143	42,945,432
Subordinated units**	9,822,358	9,822,358	N/A
General partner units	668,505	790,819	876,255
Earnings per unit (basic)
Common unitholders	2.18	2.09	1.77
Subordinated unitholders	2.14	0.52	N/A
General partner	2.31	2.18	1.83
Weighted average units outstanding (diluted)
Common units	22,963,214	36,547,545	43,034,117
Subordinated units**	9,822,358	9,822,358	N/A
General partner units	668,505	790,819	876,255
Earnings per unit (diluted)
Common unitholders	2.17	2.09	1.76
Subordinated unitholders	2.14	0.52	N/A
General partner	2.31	2.18	1.83

*

Includes profits of: (i) GAS-seven Ltd. for the period prior to its transfer to the Partnership on November 1, 2016, (ii) GAS-eleven Ltd. for the period prior to its transfer to the Partnership on May 3, 2017, (iii) GAS-thirteen Ltd. for the period prior to its transfer to the Partnership on July 3, 2017, (iv) GAS-eight Ltd. for the period prior to its transfer to the Partnership on October 20, 2017, (v) GAS-fourteen Ltd. for the period prior to its transfer to the Partnership on April 26, 2018 and (vi) GAS-twenty seven Ltd. for the period prior to its transfer to the Partnership on November 14, 2018. While such amounts are reflected in the Partnership's financial statements because the transfers to the Partnership were accounted for as reorganizations of entities under common control (Note 1), the aforementioned entities were not owned by the Partnership prior to their transfers to the Partnership on the respective dates and accordingly the Partnership was not entitled to the cash or results generated in the period prior to such transfers.

**

On May 16, 2017, all 9,822,358 subordinated units converted into common units on a one-for-one basis. As of December 31, 2017, they participated pro rata with all other outstanding common units in distributions of available cash for the three months ended December 31, 2017. Consequently, earnings have been allocated to subordinated units and the weighted average number of subordinated units has been calculated only for the applicable period during which they were entitled to distributions based on the Partnership Agreement, i.e. for the three months ended March 31, 2017.

***

Represent the right to receive an increasing percentage of quarterly distributions of available cash from operating surplus after the minimum quarterly distribution and the target distribution levels have been achieved. GasLog holds the incentive distribution rights following completion of the Partnership's IPO. The IDRs may be transferred separately from any other interests, subject to restrictions in the Partnership Agreement (please refer to Note 5). Based on the nature of such right, earnings attributable to IDRs cannot be allocated on a per unit basis.